VIA EDGAR TRANSMISSION


December 30, 2015


U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549


Re:	Variable Separate Account (Registrant)
        American General Life Insurance Company (Depositor)
        Certification Pursuant to Rule 497(j) of the Securities Act of 1933 Investment Company Act Number 811-03859



FILE NUMBER               PRODUCT NAME
-----------               ------------
333-185762                Polaris Platinum III
333-185778                Polaris Preferred Solution
                          Polaris Preferred Solution (Rewards)
333-185784                Polaris Choice IV
333-185787                Polaris Retirement Protector
333-198223                Polaris Select Investor



Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1. In connection with the above-referenced Registration Statements, the form of Prospectuses, Statements of Additional Information and supplements as applicable that would have been filed under Rule 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statements or amendments, and
2. The text of the most recent Registration Statements or amendments has been filed with the Commission electronically.

You may direct any questions regarding this filing to the undersigned at (310) 772-6259.


Very truly yours,

/S/ Helena Lee

Helena Lee
Assistant General Counsel